Item 77O Transactions effected pursuant to Rule 10f-3

1	Name of Fund:	AAM Select Income Fund

2	Name of Security:	Xerox 3.625% Senior Notes 3/15/2023

3	Purchase Price per Unit:	$99.920

4	Date and Time of Purchase:	9/7/2017

5	Commission, Spread or Profit:	0.600%

6	Amount of Securities Purchased:	$608,000

7	Name of Managing Underwriter:	BNY Mellon Capital Markets

8	Names of Underwriting syndicate members:	Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, J.P. Morgan Securities LLC, BNP Paribas Securities Corp., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Mizuho Securities USA LLC MUFG Securities Americas Inc., Credit Agricole Securities (USA) Inc., PNC Capital Markets LLC, SunTrust Robinson Humphrey, Inc., Scotia Capital (USA) Inc., Wells Fargo Securities, LLC, BNY Mellon Capital Markets, LLC, U.S. Bancorp Investments, Inc.

9	Security acquired from:	JP Morgan

10	These transactions are reported to the Board of Trustees quarterly, and executed pursuant to the provisions of Rule 10f-3 under the 1940 Act and the Trusts procedures thereunder the Rule 10f-3 Procedures was effected in compliance with the Rule 10f-3 Procedures.

1	Name of Fund:	AAM Select Income Fund

2	Name of Security:	F 2.343 11/2/2020

3	Purchase Price per Unit:	$100.000

4	Date and Time of Purchase:	10/30/2017

5	Commission, Spread or Profit:	0.250%

6	Amount of Securities Purchased:	$575,000

7	Name of Managing Underwriter:	BNY Mellon Capital Markets

8	Names of Underwriting syndicate members:	Barclays Capital Inc., Credit Suisse Securities (USA) LLC, Goldman Sachs & Co. LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Mizuho Securities USA LLC, Morgan Stanley & Co. LLC, RBC Capital Markets, LLC, Banco Bradesco BBI S.A., BB Securities Limited, BNY Mellon Capital Markets, LLC, U.S. Bancorp Investments, Inc., Wells Fargo Securities, LLC

9	Security acquired from:	Goldman Sachs

10	These transactions are reported to the Board of Trustees quarterly, and executed pursuant to the provisions of Rule 10f-3 under the 1940 Act and the Trusts procedures thereunder the Rule 10f-3 Procedures was effected in compliance with the Rule 10f-3 Procedures.

Item 77O Transactions effected pursuant to Rule 10f-3

1	Name of Fund:	AAM/Insight Select Income Fund

2	Name of Security:	CVS Health Corporation - 4.3% (3/25/2028)

3	Purchase Price per Unit:	$98.594

4	Date and Time of Purchase:	3/6/2018

5	Commission, Spread or Profit:	0.450%

6	Amount of Securities Purchased:	$362,000

7	Name of Managing Underwriter:	BNY Mellon Capital Markets

8	Names of Underwriting syndicate members:	Barclays Capital Inc., Goldman Sachs & Co. LLC, Merrill Lynch, Pierce Fenner & Smith Incorporated, JP Morgan Securites LLC, Wells Fargo Securitties, LLC, BNY Mellon Captial Markets LLC, Mizuho Securities USA LLC, MUFG Securities Americas Inc., RBC Capital Markets, LLC, Sun Trust Robinson Humphrey, Inc., US Bancorp Investments, Inc., Fifth Third Securities, Inc., Key Banc Captial Markets Inc., PNC Capital Markets LLC, Santander Investment Securities Inc., SMBC Nikko Securities America, Inc., Drexel Hamilton, LLC, Guggenheim Securities, LLC, ICBC Standard Bank PLC., Loop Capital Markets LLC, MFR Securities, Inc., Samuel A. Ramirez & Company, Inc., TD Securities (USA), Inc., The Williams Capital Group, L.P.

9	Security acquired from:	Bank of America Merrill Lynch

10	These transactions are reported to the Board of Trustees quarterly, and executed pursuant to the provisions of Rule 10f-3 under the 1940 Act and the Trusts procedures thereunder the Rule 10f-3 Procedures was effected in compliance with the Rule 10f-3 Procedures.

1	Name of Fund:	AAM/Insight Select Income Fund

2	Name of Security:	High Street Funding II - 4.682% (2/15/2048)

3	Purchase Price per Unit:	$100.000

4	Date and Time of Purchase:	3/8/2018

5	Commission, Spread or Profit:	Undisclosed

6	Amount of Securities Purchased:	$232,000

7	Name of Managing Underwriter:	BNY Mellon Capital Markets

8	Names of Underwriting syndicate members:	Credit Suisse, BofA Merrill Lynch, HSBC, BNP PARIBAS, Citigroup, Morgan Stanley, Bank of New York, Barclays Capital, Credit Agricole Securities USA Inc., Deutsche Bank Securities Inc., Goldman Sachs Capital Markets, Mizuho Securities USA Inc., Ramirez & Co Inc., RBC Capital Markets, US Bank NA, Williams Capital Group LP, Wells Fargo Securities,

9	Security acquired from:	Credit Suisse

10	These transactions are reported to the Board of Trustees quarterly, and executed pursuant to the provisions of Rule 10f-3 under the 1940 Act and the Trusts procedures thereunder the Rule 10f-3 Procedures was effected in compliance with the Rule 10f-3 Procedures.

1	Name of Fund:	AAM/Insight Select Income Fund

2	Name of Security:	Alcoa Nederland 6.125% (5.15.28)

3	Purchase Price per Unit:	$100.000

4	Date and Time of Purchase:	5/14/2018

5	Commission, Spread or Profit:	Undislcosed

6	Amount of Securities Purchased:	$200,000

7	Name of Managing Underwriter:	BNY Mellon Capital Markets, LLC

8	Names of Underwriting syndicate members:	JP Morgan, Credit Suisse, Golcman Sachs & Co. LLC, BNP PARIBAS, BofA Merrill Lynch, Citigroup, Deutsche Bank Securities, Morgan Stanley, ABN AMRO, BBVA, Bradesco BBI, MUFG, SMBC Nikko, SunTrust Robinson Humphrey, ANZ Securities, BNY Mellon Capital Markets, LLC, ING, PNC Capital Markets LLC, Westpac Banking Corporation

9	Security acquired from:	JP Morgan Securities LLC

10	These transactions are reported to the Board of Trustees quarterly, and executed pursuant to the provisions of Rule 10f-3 under the 1940 Act and the Trusts procedures thereunder the Rule 10f-3 Procedures was effected in compliance with the Rule 10f-3 Procedures.

1	Name of Fund:	AAM/Insight Select Income Fund

2	Name of Security:	Union Pacific Corp. (9.10.48)

3	Purchase Price per Unit:	$99.899

4	Date and Time of Purchase:	6/5/2018

5	Commission, Spread or Profit:	0.875%

6	Amount of Securities Purchased:	$200,000

7	Name of Managing Underwriter:	BNY Mellon Capital Markets, LLC

8	Names of Underwriting syndicate members:	Barclays, BofA Merrill Lynch, Citigroup, Credit Suisse, JP morgan, Morgan Stanley, Mizuho Securities, SunTrust Robinson Humphrey, US Bancorp, Wells Fargo Securities, Evercore, MUFG, PNC Capital Markets LLC, B B &T Cpital Markets, BNY Mellon Capital Markets, LLC, Fifth Third Securities, Loop Capital Markets

9	Security acquired from:	Morgan Stanley & Co. LLC

10	These transactions are reported to the Board of Trustees quarterly, and executed pursuant to the provisions of Rule 10f-3 under the 1940 Act and the Trusts procedures thereunder the Rule 10f-3 Procedures was effected in compliance with the Rule 10f-3 Procedures.